SHAREHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

12. SHAREHOLDERS’ EQUITY

Equity Enhancement Program

On October 26, 2012, the Company entered into a Common Stock Purchase Agreement, which it refers to as the Hanover Purchase Agreement, with Hanover, which requires Hanover to purchase up to $10.0 million of shares of its common stock over the 24-month term following the effectiveness of the resale registration statement. The purchase price for such shares of common stock will be the higher of (i) the minimum price, which the Company refers to as the Floor Price, set forth in its notice electing to effect such issuance, and (ii) 90% of the arithmetic average of the five lowest closing sale prices of the common stock during the applicable ten trading day pricing period (or, if less, the arithmetic average of all trading days with closing sale prices in excess of the Floor Price), subject to adjustment. Each trading day with a closing sale price less than the Floor Price is excluded from the calculation of the purchase price and automatically reduces the number of trading days in the applicable pricing period.
In consideration for Hanover’s execution and delivery of the Hanover Purchase Agreement, in connection with the execution and delivery of the Hanover Purchase Agreement, the Company issued Hanover 28,000 Commitment Fee Shares in November 2012. The Company recognized non-cash expense of approximately $157,000 related to the issuance of the Commitment Fee Shares in the nine months ended July 31, 2013. The Company has also agreed to issue Hanover additional Maintenance Fee Shares of its common stock in the event that no shares of common stock have been purchased or sold pursuant to the Hanover Purchase Agreement during any calendar quarter during the 24 month term per the terms of the Hanover Purchase Agreement.
The Hanover Purchase Agreement provides for indemnification of Hanover and its affiliates in the event that the Company breaches any of its representations and warranties under the Hanover Purchase Agreement.
In connection with the Hanover Purchase Agreement, on October 26, 2012, the Company entered into a registration rights agreement, which it refers to as the Hanover Registration Rights Agreement, with Hanover, and granted to Hanover certain registration rights related to the Commitment Fee Shares, the Maintenance Fee Shares, and the shares issuable under the Hanover Purchase Agreement. Under the Hanover Registration Rights Agreement, the Company filed with the SEC a registration statement for the purpose of registering the resale of the common stock issued to Hanover.
During the three months ended July 31, 2013, the Company sold 3,200 shares of its common stock for proceeds totaling $23,940. During the nine months ended July 31, 2013, the Company sold 348,724 shares of its common stock for proceeds totaling $2,934,624.

Ironridge Settlement

On December 20, 2012, the Superior Court of the State of California for the County of Los Angeles Central District entered an Order for Approval of Stipulation for Settlement of Claims, which the Company refers to as the Order, in the matter titled Ironridge Global IV, Ltd. vs. Advaxis, Inc. The Order, together with the Stipulation for Settlement of Claims, which the Company refers to as the Stipulation, dated December 19, 2012, between the Company and Ironridge Global IV, Ltd., which it refers to as Ironridge, provides for full and final settlement of Ironridge’s $692,761 claim against the Company in connection with past due invoices relating to attorney fees, which Ironridge purchased pursuant to a Receivable Purchase Agreement, dated December 14, 2012, which the Company refers to as the Claim. Pursuant to the terms of the Order and the Stipulation, the Company was obligated to issue 267,117 shares of its common stock to settle the $692,761 owed. On December 21, 2012, the Company issued and delivered to Ironridge 360,000 shares of its common stock, par value $0.001 per share. Accordingly, Ironridge returned 92,883 shares of its common stock on January 30, 2013.

Series B Preferred Stock Financing

On July 19, 2010, the Company entered into a Series B Preferred Stock Purchase Agreement with Optimus (the “Series B Purchase Agreement”), pursuant to which Optimus agreed to purchase, upon the terms and subject to the conditions set forth therein and described below, up to $7.5 million of the Company’s newly authorized, non-convertible, redeemable Series B preferred stock (“Series B Preferred Stock”) at a price of $10,000 per share. Under the terms of the Series B Purchase Agreement, subject to the Company’s ability to maintain an effective registration statement for the Warrant Shares (as defined below), the Company may from time to time until July 19, 2013, present Optimus with a notice to purchase a specified amount of Series B Preferred Stock. Subject to satisfaction of certain closing conditions, Optimus is obligated to purchase such shares of Series B Preferred Stock on the 10th trading day after the date of the notice. The Company will determine, in its sole discretion, the timing and amount of Series B Preferred Stock to be purchased by Optimus, and may sell such shares in multiple tranches. Optimus will not be obligated to purchase the Series B Preferred Stock upon the Company’s notice (i) in the event the average closing sale price of the Company’s common stock during the nine trading days following delivery of such notice falls below 75% of the closing sale price of the Company’s common stock on the trading day prior to the date such notice is delivered to Optimus, or (ii) to the extent such purchase would result in the Company and its affiliates beneficially owning more than 9.99% of the Company’s outstanding common stock. The Series B Preferred Stock is only redeemable at the option of the Company as set forth in the Company’s Certificate of Designations of Preferences, Rights and Limitations of Series B Preferred Stock and not otherwise subject to redemption or repurchase by the Company in any circumstances.
Pursuant to the Series B Purchase Agreement, on July 19, 2010, the Company issued to an affiliate of Optimus a three-year warrant to purchase up to 324,000 shares of the Company’s common stock (the “Warrant Shares”), at an initial exercise price of $31.25 per share, subject to adjustment as described below. The warrant consists of and is exercisable in tranches, with a separate tranche being created upon each delivery of a tranche notice under the Series B Purchase Agreement. On each tranche notice date, that portion of the warrant equal to 135% of the tranche amount will vest and become exercisable, and such vested portion may be exercised at any time during the exercise period on or after such tranche notice date. On and after the first tranche notice date and each subsequent tranche notice date, the exercise price of the warrant will be adjusted to the closing sale price of a share of the Company’s common stock on the applicable tranche notice date. The exercise price of the warrant may be paid (at the option of the affiliate of Optimus) in cash or by its issuance of a four-year, full-recourse promissory note, bearing interest at 2% per annum, and secured by a specified portfolio of assets. However, such promissory note is not due or payable at any time that (a) the Company is in default of any preferred stock purchase agreement for Series B Preferred Stock or any warrant issued pursuant thereto, any loan agreement or other material agreement or (b) there are any shares of the Series B Preferred Stock issued or outstanding. In addition, the Company redeemed two hundred twenty-six (226) shares of Series B Preferred Stock held by the Investor for an aggregate redemption price of $3,141,004 consisting of (i) cash in an amount of $76,622 and (ii) cancellation of certain promissory notes issued by an affiliate of the Investor to the Company in the aggregate amount of $3,051,000 and accrued interest of approximately $13,382. This resulted in a net promissory note receivable of $9,998,210 as of October 31, 2011. The Company also recorded $50,402, $149,562 and $485,812 in accrued interest on the promissory notes through the three and nine months ended July 31, 2013 and the twelve months ended October 31, 2012, respectively. The value of the Promissory Note and Interest Receivable was $10,633,584 and $10,484,022 as of July 31, 2013 and October 31, 2012, respectively. The promissory bears interest at 2% per annum which is credited directly to capital.
On April 4, 2011, the Company and Optimus entered into an amendment to the Preferred Stock Purchase Agreement dated July 19, 2010 between the Company and Optimus. Under the amendment, Optimus remains obligated, from time to time until July 19, 2013, to purchase up to an additional 284 shares of non-convertible, redeemable Series B Preferred Stock, $0.001 par value per share at a purchase price of $10,000 per share upon notice from the Company to the Investor, subject to the satisfaction of certain conditions set forth in the Purchase Agreement.
In order to satisfy certain conditions set forth in the Preferred Stock Purchase Agreement that would allow the Company to require the Investor to purchase the remaining shares of Series B Preferred Stock under the Preferred Stock Purchase Agreement, the Amendment provides that, among other things, the Company will issue to the Holder a three-year warrant (the “Additional Warrant”) to purchase up to an additional 204,480 shares of the Company’s common stock, at an initial exercise price of $18.75 per share, subject to adjustment as described below. The Additional Warrant will become exercisable on the earlier of (i) the date on which a registration statement registering for resale the shares of the Company’s common stock issuable upon exercise of the Additional Warrant (the “Warrant Shares”) becomes effective and (ii) the first date on which such Warrant Shares are eligible for resale without limitation under Rule 144 (assuming a cashless exercise of the Additional Warrant). The Additional Warrant consists of and is exercisable in tranches, with a separate tranche being created upon each delivery of a tranche notice under the Preferred Stock Purchase Agreement. On each tranche notice date, that portion of the Additional Warrant equal to 135% of the tranche amount will vest and become exercisable, and such vested portion may be exercised at any time during the exercise period on or after such tranche notice date. On and after the first tranche notice date and each subsequent tranche notice date, the exercise price of the Additional Warrant will be adjusted to the closing sale price of a share of the Company’s common stock on the applicable tranche notice date. The exercise price of the Additional Warrant may be paid (at the option of the Investor) in cash or by the Investor’s issuance of a four-year, full-recourse promissory note (each, a “Promissory Note”), bearing interest at 2% per annum, and secured by specified portfolio of assets. However, no Promissory Note will be due or payable at any time that (a) the Company is in default of any preferred stock purchase agreement for Series B Preferred Stock or any warrant issued pursuant thereto, any loan agreement or other material agreement or (b) there are any shares of the Company’s Series B Preferred Stock issued or outstanding. The Additional Warrant also provides for cashless exercise in certain circumstances. If a “Funding Default” (as such term is defined in the Additional Warrant) occurs and the Additional Warrant has not previously been exercised in full, the Company has the right to demand surrender of the Additional Warrant (or any remaining portion thereof) without compensation, and the Additional Warrant will automatically be cancelled.
Holders of Series B preferred stock will be entitled to receive dividends, which will accrue in shares of Series B preferred stock on an annual basis at a rate equal to 10% per annum from the issuance date. Accrued dividends will be payable upon redemption of the Series B preferred stock or upon the liquidation, dissolution or winding up of the Company. In the event the Company redeems all or a portion of any shares of the Series B Preferred Stock then held by Optimus, Optimus shall apply, and the Company may offset, the proceeds of any such redemption to pay down the accrued interest and outstanding principal of the Promissory Note from Optimus.
As of July 31, 2013, the Series B preferred stock had a liquidation preference of $10,277,570 comprised of $10,000 per share plus the total of the cumulative accrued dividends in the amount of $2,877,570. At October 31, 2012 the Series B preferred stock had a liquidation preference of $9,722,570 comprised of $10,000 per share plus the total of the cumulative accrued dividends in the amount of $2,322,570. During the three and nine months ended July 31, 2013 and 2012 and the period from March 1, 2002 (date of inception) to July 31, 2013, the Company accrued dividends of $185,000, $555,000 and $2,877,570, respectively.
On April 4, 2011, the Company and the Holder also entered into an Amended and Restated Security Agreement to ensure that any Promissory Note issued upon exercise of the Additional Warrant will be entitled to the benefits of the security and collateral provisions of the Security Agreement dated as of July 19, 2010.
During the nine months ended July 31, 2013 and 2012, the Company did not sell any preferred shares to Optimus.
As of both July 31, 2013 and October 31, 2012, the Company continued to have 284 shares of its Series B Preferred Stock available for sale to Optimus at a gross purchase price of $10,000.

14. SHAREHOLDERS’ EQUITY:

Equity Enhancement Program
On October 26, 2012, we entered into a Common Stock Purchase Agreement, with Hanover Holdings I, LLC, a New York limited liability company,, requires Hanover to purchase up to $10.0 million of shares of our common stock over the 24-month term following the effectiveness of the resale registration statement. The purchase price for such shares of common stock will be the higher of (i) the minimum price, (Floor Price), set forth in our notice electing to effect such issuance, and (ii) 90% of the arithmetic average of the five lowest closing sale prices of the common stock during the applicable ten trading day pricing period (or, if less, the arithmetic average of all trading days with closing sale prices in excess of the Floor Price), subject to adjustment.. Each trading day with a closing sale price less than the Floor Price is excluded from the calculation of the purchase price and automatically reduces the number of trading days in the applicable pricing period.
In consideration for Hanover’s execution and delivery of the Hanover Purchase Agreement, in connection with the execution and delivery of the Hanover Purchase Agreement, we have issued Hanover 28,000 Commitment Fee Shares. We have also agreed to issue Hanover additional Maintenance Fee Shares of our common stock in the event that no shares of common stock have been purchased or sold pursuant to the Agreement during any calendar quarter during the 24 month term. The number of Maintenance Fee Shares to be delivered to Hanover, from time to time, with respect to any calendar quarter, will be equal to approximately $15,000 worth of shares of common stock at a 10% discount to market.
The Hanover Purchase Agreement provides for indemnification of Hanover and its affiliates in the event that Hanover certain events related to a breach by us of any of our representations and warranties under the Hanover Purchase Agreement.
In connection with the Hanover Purchase Agreement, on October 26, 2012, we entered into a registration rights agreement with Hanover, and granted to Hanover certain registration rights related to the Commitment Fee Shares, the Maintenance Fee Shares, and the shares issuable under the Hanover Purchase Agreement. Under the Hanover Registration Rights Agreement, we agreed to prepare and file with the SEC one or more registration statements for the purpose of registering the resale of the common stock issued to Hanover. the Securities. We agreed to file the initial registration statement with the SEC within 12 calendar days of the Hanover Purchase Agreement and to use our commercially reasonable efforts to cause such registration statement to be declared effective within 90 calendar days of the Hanover Purchase Agreement (120 calendar days if the registration statement is reviewed by the SEC).

Series B Preferred Stock Financing

On July 19, 2010, the Company entered into a Series B Preferred Stock Purchase Agreement with Optimus (the “Series B Purchase Agreement”), pursuant to which Optimus agreed to purchase, upon the terms and subject to the conditions set forth therein and described below, up to $7.5 million of the Company’s newly authorized, non-convertible, redeemable Series B preferred stock (“Series B Preferred Stock”) at a price of $10,000 per share. Under the terms of the Series B Purchase Agreement, subject to the Company’s ability to maintain an effective registration statement for the Warrant Shares (as defined below), the Company may from time to time until July 19, 2013, present Optimus with a notice to purchase a specified amount of Series B Preferred Stock. Subject to satisfaction of certain closing conditions, Optimus is obligated to purchase such shares of Series B Preferred Stock on the 10th trading day after the date of the notice. The Company will determine, in its sole discretion, the timing and amount of Series B Preferred Stock to be purchased by Optimus, and may sell such shares in multiple tranches. Optimus will not be obligated to purchase the Series B Preferred Stock upon the Company’s notice (i) in the event the average closing sale price of the Company’s common stock during the nine trading days following delivery of such notice falls below 75% of the closing sale price of the Company’s common stock on the trading day prior to the date such notice is delivered to Optimus, or (ii) to the extent such purchase would result in the Company and its affiliates beneficially owning more than 9.99% of the Company’s outstanding common stock. The Series B Preferred Stock is only redeemable at the option of the Company as set forth in the Company’s Certificate of Designations of Preferences, Rights and Limitations of Series B Preferred Stock and not otherwise subject to redemption or repurchase by the Company in any circumstances.
Pursuant to the Series B Purchase Agreement, on July 19, 2010, the Company issued to an affiliate of Optimus a three-year warrant to purchase up to 324,000 shares of the Company’s common stock (the “Warrant Shares”), at an initial exercise price of $31.25 per share, subject to adjustment as described below. The warrant consists of and is exercisable in tranches, with a separate tranche being created upon each delivery of a tranche notice under the Series B Purchase Agreement. On each tranche notice date, that portion of the warrant equal to 135% of the tranche amount will vest and become exercisable, and such vested portion may be exercised at any time during the exercise period on or after such tranche notice date. On and after the first tranche notice date and each subsequent tranche notice date, the exercise price of the warrant will be adjusted to the closing sale price of a share of the Company’s common stock on the applicable tranche notice date. The exercise price of the warrant may be paid (at the option of the affiliate of Optimus) in cash or by its issuance of a four-year, full-recourse promissory note, bearing interest at 2% per annum, and secured by a specified portfolio of assets. However, such promissory note is not due or payable at any time that (a) the Company is in default of any preferred stock purchase agreement for Series B Preferred Stock or any warrant issued pursuant thereto, any loan agreement or other material agreement or (b) there are any shares of the Series B Preferred Stock issued or outstanding. At various times through October 31, 2011, Optimus exercised 616,159 warrants, at prices ranging from $18.75 to $25.00, into shares of common stock and paid for such exercises with promissory notes totaling $13,049,210. In addition, the Company redeemed two hundred twenty-six (226) shares of Series B Preferred Stock held by the Investor for an aggregate redemption price of $3,141,004 consisting of (i) cash in an amount of $76,622 and (ii) cancellation of certain promissory notes issued by an affiliate of the Investor to the Company in the aggregate amount of $3,051,000 and accrued interest of approximately $13,382. This resulted in a net promissory note receivable of $9,998,210 as of October 31, 2011. The Company also recorded $485,812 and $285,300 in accrued interest on the promissory notes through October 31, 2012 and 2011, respectively. The value of the Promissory Note and Interest Receivable was $10,484,022 and $10,283,510 at October 31, 2012 and 2011, respectively. The promissory bears interest at 2 % per annum which is credited directly to capital.
On April 4, 2011, the Company and Optimus entered into an amendment to the Preferred Stock Purchase Agreement dated July 19, 2010 between the Company and Optimus. Under the amendment Optimus remains obligated, from time to time until July 19, 2013, to purchase up to an additional 284 shares of non-convertible, redeemable Series B Preferred Stock, $0.001 par value per share (the “Series B Preferred Stock”) at a purchase price of $10,000 per share upon notice from the Company to the Investor, subject to the satisfaction of certain conditions set forth in the Purchase Agreement.
In order to satisfy certain conditions set forth in the Purchase Agreement that would allow the Company to require the Investor to purchase the remaining shares of Series B Preferred Stock under the Purchase Agreement, the Amendment provides that, among other things, the Company will issue to the Holder a three-year warrant (the “Additional Warrant”) to purchase up to an additional 204,480 shares of the Company’s common stock, at an initial exercise price of $18.75 per share, subject to adjustment as described below. The Additional Warrant will become exercisable on the earlier of (i) the date on which a registration statement registering for resale the shares of the Company’s common stock issuable upon exercise of the Additional Warrant (the “Warrant Shares”) becomes effective and (ii) the first date on which such Warrant Shares are eligible for resale without limitation under Rule 144 (assuming a cashless exercise of the Additional Warrant). The Additional Warrant consists of and is exercisable in tranches, with a separate tranche being created upon each delivery of a tranche notice under the Purchase Agreement. On each tranche notice date, that portion of the Additional Warrant equal to 135% of the tranche amount will vest and become exercisable, and such vested portion may be exercised at any time during the exercise period on or after such tranche notice date. On and after the first tranche notice date and each subsequent tranche notice date, the exercise price of the Additional Warrant will be adjusted to the closing sale price of a share of the Company’s common stock on the applicable tranche notice date. The exercise price of the Additional Warrant may be paid (at the option of the Investor) in cash or by the Investor’s issuance of a four-year, full-recourse promissory note (each, a “Promissory Note”), bearing interest at 2% per annum, and secured by specified portfolio of assets. However, no Promissory Note will be due or payable at any time that (a) the Company is in default of any preferred stock purchase agreement for Series B Preferred Stock or any warrant issued pursuant thereto, any loan agreement or other material agreement or (b) there are any shares of the Company’s Series B Preferred Stock issued or outstanding. The Additional Warrant also provides for cashless exercise in certain circumstances. If a “Funding Default” (as such term is defined in the Additional Warrant) occurs and the Additional Warrant has not previously been exercised in full, the Company has the right to demand surrender of the Additional Warrant (or any remaining portion thereof) without compensation, and the Additional Warrant will automatically be cancelled.
Holders of Series B preferred stock will be entitled to receive dividends, which will accrue in shares of Series B preferred stock on an annual basis at a rate equal to 10% per annum from the issuance date. Accrued dividends will be payable upon redemption of the Series B preferred stock or upon the liquidation, dissolution or winding up of our company. In the event the company redeems all or a portion of any shares of the Series B Preferred Stock then held by Optimus, Optimus shall apply, and the Company may offset, the proceeds of any such redemption to pay down the accrued interest and outstanding principal of the Promissory Note from Optimus. At October 31, 2012 the Series B preferred stock had a liquidation preference of $9,722,570 comprised of $10,000 per share plus the total of the cumulative accrued dividends in the amount of $2,322,570. During the years ended October 31, 2012 and 2011 and the period from March 1, 2002 (date of inception) to October 31, 2012, the Company accrued dividends of $740,000, $1,538,686 and $2,322,570 respectively.
On April 4, 2011, the Company and the Holder also entered into an Amended and Restated Security Agreement to ensure that any Promissory Note issued upon exercise of the Additional Warrant will be entitled to the benefits of the security and collateral provisions of the Security Agreement dated as of July 19, 2010.
During the year ended October 31, 2011 the Company issued and sold 177 shares of non-convertible, redeemable Series B Preferred Stock to Optimus pursuant to the terms of a Preferred Stock Purchase. Prior to closing on the Preferred Stock purchase, the Company received $300,000 from Optimus in exchange for promissory notes (subsequently repaid at closing). The Company received gross proceeds of $1.47 million (net proceeds of $1.34 million) from this transaction.
In connection with these transactions, Optimus exercised 126,023 warrants at exercise prices ranging from $18.75 to $19.375. In addition, on April 4, 2011, under an amendment to the Preferred Stock Purchase Agreement dated July 19, 2010, the Company issued Optimus a three-year warrant to purchase 204,480 shares of the Company’s common stock at an initial exercise price of $18.75. As of both October 31, 2011 and 2012 these 204,480 warrants remained outstanding. During December 2011, the Company unreserved for issuance shares related to the 204,480 preferred stock warrants.
As of both October 31, 2011 and 2012, the Company continued to have 284 shares of its Series B Preferred Stock available for sale to Optimus at a gross purchase price of $10,000.